Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option
The fair value of the option award was estimated on the date of grant using the Black-Sholes option pricing model that incorporates the assumptions presented below:

	Year ended December 31, 2022	Year ended December 31, 2021
Expected term of option (in years)	5.0	5.0
Expected volatility	25.88%	24.83%
Dividend yield	3.28%	3.04%
Risk-free interest rate	(0.02%)	(0.10%)

Summary of Option Activity Under Stock Option Plans
A summary of option activity under the stock option plans as of and for the years ended December 31, 2022, 2021 and 2020 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value

		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2020	185,800	1	29.0	555
Granted	98,900	1
Exercised	(37,100)	1

Outstanding at December 31, 2020	247,600	1	28.4	324
Granted	43,700	1
Exercised	(4,800)	1

Outstanding at December 31, 2021	286,500	1	27.8	802
Granted	69,000	1
Exercised	(4,900)	1

Outstanding at December 31, 2022	350,600	1	27.2	1,001

Exercisable at December 31, 2022	350,600	1	27.2	1,001